Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-C OWNER TRUST
Monthly Servicer's Certificate
for the month of February 2017

Collection Period	28-Feb-17	30/360 Days	30	Collection Period Start	1-Feb-17
Distribution Date	15-Mar-17	Actual/360 Days	28	Collection Period End	28-Feb-17
				Prior Month Settlement Date	15-Feb-17
				Current Month Settlement Date	15-Mar-17

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		858,773,177.61	144,637,711.96	135,367,933.13	0.162442
Yield Supplement Overcollaterization		25,439,844.30	1,615,003.04	1,444,166.74
Total Adjusted Portfolio		833,333,333.31	143,022,708.92	133,923,766.39
Total Adjusted Securities		833,333,333.31	143,022,708.92	133,923,766.39	0.160709
Class A-1 Notes	0.23000%	158,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.40000%	222,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	0.67000%	336,000,000.00	25,689,375.61	16,590,433.08	0.049376
Class A-4 Notes	1.30000%	84,000,000.00	84,000,000.00	84,000,000.00	1.000000
Certificates	0.00000%	33,333,333.31	33,333,333.31	33,333,333.31	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2 Notes	0.00	0.00	-	-
Class A-3 Notes	9,098,942.53	14,343.23	27.0801861	0.0426882
Class A-4 Notes	0.00	91,000.00	-	1.0833333
Certificates	0.00	0.00	-	-
Total Securities	9,098,942.53	105,343.23

I. COLLECTIONS

Interest:
Interest Collections		358,500.03
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		358,500.03

Principal:
Principal Collections		9,208,930.95
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		9,208,930.95

Recoveries of Defaulted Receivables		125,228.79
Servicer Advances		0.00

Total Collections		9,692,659.77

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	18,435	143,022,708.92
Total Principal Payment		9,098,942.53
	18,052	133,923,766.39

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-C OWNER TRUST
Monthly Servicer's Certificate
for the month of February 2017

III. DISTRIBUTIONS

Total Collections	9,692,659.77
Reserve Account Draw	0.00
Total Available for Distribution	9,692,659.77

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	120,531.43
Servicing Fee Paid	120,531.43
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	0.00

Class A-2 Notes Monthly Interest Paid	0.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	14,343.23

Class A-3 Notes Monthly Interest Paid	14,343.23
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	91,000.00

Class A-4 Notes Monthly Interest Paid	91,000.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-C OWNER TRUST
Monthly Servicer's Certificate
for the month of February 2017

Total Note Monthly Interest
Total Note Monthly Interest Due		105,343.23
Total Note Monthly Interest Paid		105,343.23
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00

Total Available for Principal Distribution		9,466,785.11

4. Total Monthly Principal Paid on the Notes		9,098,942.53

Total Noteholders' Principal Carryover Shortfall		0.00
Total Noteholders' Principal Distributable Amount		9,098,942.53
Change in Total Noteholders' Principal Carryover Shortfall		0.00

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		367,842.58
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		367,842.58

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,083,333.33
Required Reserve Account Amount		2,083,333.33
Beginning Reserve Account Balance		2,083,333.33
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,083,333.33

Required Reserve Account Amount for Next Period		2,083,333.33

VI. POOL STATISTICS

Weighted Average Coupon		3.05%
Weighted Average Remaining Maturity		22.26

	Amount	Number
Principal on Defaulted Receivables	60,847.88	6
Principal Recoveries of Defaulted Receivables	125,228.79
Monthly Net Losses	(64,380.91)
Pool Balance at Beginning of Collection Period	144,637,711.96

Net Loss Ratio for Third Preceding Collection Period	0.51%
Net Loss Ratio for Second Preceding Collection Period	0.74%
Net Loss Ratio for Preceding Collection Period	0.23%
Net Loss Ratio for Current Collection Period	-0.53%
Four-Month Average Net Loss Ratio	0.23%

Cumulative Net Losses for all Periods	4,029,066.25

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-C OWNER TRUST
Monthly Servicer's Certificate
for the month of February 2017

Delinquent Receivables:	Amount	Number	% of Receivables (EOP Balance)
31-60 Days Delinquent	1,401,271.64	132	1.04%
61-90 Days Delinquent	350,755.40	31	0.26%
91-120 Days Delinquent	79,620.34	7	0.06%
More than 120 Days	26,643.77	1	0.02%
Total 31+ Days Delinquent Receivables:	1,858,291.15	171	1.37%

61+ Days Delinquencies as Percentage of Receivables
Delinquency Ratio for Third Preceding Collection Period	0.33%	0.22%
Delinquency Ratio for Second Preceding Collection Period	0.33%	0.23%
Delinquency Ratio for Preceding Collection Period	0.32%	0.20%
Delinquency Ratio for Current Collection Period	0.32%	0.21%
Four-Month Average Delinquency Ratio	0.32%	0.21%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO